Commitments and Contingencies (Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 196	$ 159	$ 123
Operating Leases, Future Minimum Payments Due, Current	178
Operating Leases, Future Minimum Payments, Due in Two Years	150
Operating Leases, Future Minimum Payments, Due in Three Years	123
Operating Leases, Future Minimum Payments, Due in Four Years	101
Operating Leases, Future Minimum Payments, Due in Five Years	76
Operating Leases, Future Minimum Payments, Due Thereafter	298
Operating Leases, Future Minimum Payments Due	926
Balance of Synthetic Lease	71
Residual Value Guarantee on Synthetic Lease	83.00%
lease abandonment charges [Member]
Operating Leased Assets [Line Items]
Business Exit Costs	$ 1	$ 2	$ 1